Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2021
Offsetting Financial Assets and Financial Liabilities [Abstract]
Disclosure of offsetting of financial assets and financial liabilities [text block]
17 –
Offsetting Financial Assets and Financial Liabilities
The Group is eligible to present certain financial assets and financial liabilities on a net basis on the balance sheet pursuant to criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”.
The following tables provide information on the impact of offsetting on the consolidated balance sheet, as well as the financial impact of netting for instruments subject to an enforceable master netting arrangement or similar agreement as well as available cash and financial instrument collateral.
Assets
	Dec 31, 2021
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	14,449	(8,532)	5,917	0	0	(5,667)	251
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,451	0	2,451	0	0	(2,403)	48
Securities borrowed (enforceable)	63	0	63	0	0	(63)	0
Securities borrowed (non-enforceable)	0	0	0	0	0	0	0
Financial assets at fair value through profit or loss (enforceable)	471,208	(117,093)	354,116	(240,588)	(33,953)	(71,766)	7,809
Of which: Positive market values from derivative financial instruments (enforceable)	296,606	(12,044)	284,562	(238,412)	(33,950)	(4,516)	7,685
Financial assets at fair value through profit or loss (non-enforceable)	137,118	0	137,118	0	(2,026)	(12,124)	122,968
Of which: Positive market values from derivative financial instruments (non-enforceable)	15,170	0	15,170	0	(1,963)	(1,263)	11,944
Total financial assets at fair value through profit or loss	608,326	(117,093)	491,233	(240,588)	(35,978)	(83,890)	130,777
Loans at amortized cost	472,069	0	472,069	0	(12,271)	(60,794)	399,004
Other assets	109,097	(5,313)	103,784	(30,639)	(101)	(63)	72,981
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	1,126	(21)	1,105	(881)	(101)	(63)	60
Remaining assets subject to netting	1,231	0	1,231	0	0	0	1,231
Remaining assets not subject to netting	247,956	0	247,956	0	(141)	(2,320)	245,495
Total assets	1,455,642	(130,937)	1,324,705	(271,227)	(48,492)	(155,200)	849,786

[1] Excludes real estate and other non-financial instrument collateral.
Liabilities
	Dec 31, 2021
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Deposits	604,396	0	604,396	0	0	0	604,396
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	9,275	(8,532)	743	0	0	(743)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	4	0	4	0	0	0	4
Securities loaned (enforceable)	22	0	22	0	0	(22)	0
Securities loaned (non-enforceable)	2	0	2	0	0	(2)	0
Financial liabilities at fair value through profit or loss (enforceable)	497,741	(117,796)	379,945	(240,381)	(27,607)	(50,690)	61,267
Of which: Negative market values from derivative financial instruments (enforceable)	289,380	(13,246)	276,134	(237,915)	(27,607)	(4,063)	6,549
Financial liabilities at fair value through profit or loss (non-enforceable)	20,913	0	20,913	0	(1,261)	(4,658)	14,994
Of which: Negative market values from derivative financial instruments (non-enforceable)	10,975	0	10,975	0	(1,261)	(157)	9,556
Total financial liabilities at fair value through profit or loss	518,653	(117,796)	400,857	(240,381)	(28,868)	(55,347)	76,261
Other liabilities	102,405	(4,609)	97,795	(38,677)	(49)	(2)	59,067
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,479	(13)	1,466	(1,378)	(49)	(2)	37
Remaining liabilities not subject to netting	152,786	0	152,786	0	0	0	152,786
Total liabilities	1,387,544	(130,937)	1,256,606	(279,058)	(28,918)	(56,117)	892,514

Assets
	Dec 31, 2020
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	8,234	(2,863)	5,371	0	0	(5,319)	53
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	3,161	0	3,161	0	0	(2,855)	307
Securities borrowed (enforceable)	0	0	0	0	0	0	0
Securities borrowed (non-enforceable)	0	0	0	0	0	0	0
Financial assets at fair value through profit or loss (enforceable)	463,397	(84,554)	378,843	(263,518)	(45,066)	(58,410)	11,849
Of which: Positive market values from derivative financial instruments (enforceable)	336,976	(12,557)	324,419	(262,525)	(45,048)	(5,162)	11,684
Financial assets at fair value through profit or loss (non-enforceable)	149,137	0	149,137	0	(1,098)	(12,790)	135,249
Of which: Positive market values from derivative financial instruments (non-enforceable)	19,074	0	19,074	0	(1,003)	(1,116)	16,955
Total financial assets at fair value through profit or loss	612,534	(84,554)	527,980	(263,518)	(46,164)	(71,200)	147,099
Loans at amortized cost	426,691	0	426,691	0	(12,129)	(52,571)	361,991
Other assets	120,531	(10,170)	110,360	(43,277)	(412)	(90)	66,581
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,286	(21)	3,265	(2,607)	(411)	(90)	156
Remaining assets subject to netting	1,543	0	1,543	0	0	0	1,543
Remaining assets not subject to netting	249,854	0	249,854	0	(384)	(2,768)	246,703
Total assets	1,422,549	(97,587)	1,324,961	(306,795)	(59,089)	(134,803)	824,275

[1] Excludes real estate and other non-financial instrument collateral.
Liabilities
	Dec 31, 2020
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Deposits	567,745	0	567,745	0	0	0	567,745
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	4,586	(2,263)	2,323	0	0	(2,323)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	3	0	3	0	0	(2)	1
Securities loaned (enforceable)	1,686	0	1,686	0	0	(1,686)	0
Securities loaned (non-enforceable)	11	0	11	0	0	(2)	9
Financial liabilities at fair value through profit or loss (enforceable)	480,029	(86,803)	393,226	(265,150)	(34,846)	(41,642)	51,589
Of which: Negative market values from derivative financial instruments (enforceable)	326,692	(14,715)	311,976	(264,042)	(34,846)	(5,816)	7,273
Financial liabilities at fair value through profit or loss (non-enforceable)	25,972	0	25,972	0	(1,875)	(6,184)	17,914
Of which: Negative market values from derivative financial instruments (non-enforceable)	15,798	0	15,798	0	(1,875)	(166)	13,757
Total financial liabilities at fair value through profit or loss	506,002	(86,803)	419,199	(265,150)	(36,721)	(47,826)	69,502
Other liabilities	122,730	(8,521)	114,208	(49,534)	(121)	(6)	64,547
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,315	(36)	1,279	(1,090)	(121)	(6)	62
Remaining liabilities not subject to netting	157,602	0	157,602	0	(2)	(1)	157,599
Total liabilities	1,360,364	(97,587)	1,262,777	(314,684)	(36,844)	(51,845)	859,403

For 2020, other assets included € 1.4 billion positive market values for derivative financial instruments which have been reclassified into asset held for sale, associated with the Prime Finance platform being transferred to BNP Paribas, along with the corresponding impact of master netting agreements and collateralization. Due to the same reason, other liabilities included € 1.9 billion negative market values for derivative financial instruments which have been reclassified into liabilities held for sale, along with the corresponding impact of master netting agreements and collateralization. For further information please refer to Note 24 Non-Current Assets and Disposal Groups Held for Sale” to the consolidated financial statements.
The column ‘Gross amounts set off on the balance sheet’ discloses the amounts offset in accordance with all the criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”.
The column ‘Impact of Master Netting Agreements’ discloses the amounts that are subject to master netting agreements but were not offset because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only. The amounts presented for other assets and other liabilities include cash margin receivables and payables respectively.
The columns ‘Cash collateral’ and ‘Financial instrument collateral’ disclose the cash and financial instrument collateral amounts received or pledged in relation to the total amounts of assets and liabilities, including those that were not offset.
Non-enforceable master netting agreements or similar agreements refer to contracts executed in jurisdictions where the rights of set off may not be upheld under the local bankruptcy laws.
The cash collateral received against the positive market values of derivatives and the cash collateral pledged towards the negative mark-to-market values of derivatives are booked within the ‘Other liabilities’ and ‘Other assets’ balances respectively.
The Cash and Financial instrument collateral amounts disclosed reflect their fair values. The rights of set off relating to the cash and financial instrument collateral are conditional upon the default of the counterparty.